Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information Profit Loss
Revenues	$ 165,926	$ 69,278	$ 66,113	$ 67,548	$ 60,026	$ 74,900	$ 114,674	$ 74,522	$ 368,865	$ 324,122	$ 257,179
Operating expenses	(111,674)	(84,451)	(57,794)	(55,452)	(49,019)	(50,208)	(50,550)	(47,059)	(309,371)	(196,836)	(164,276)
Interest expense									(50,290)	(21,675)	(15,539)
Other, net									87,314	85,606	32,690
Provision for income taxes									(6,783)	(37,214)	(25,852)
Income from continuing operations attributable to W.P. Carey									89,735	154,003	84,202
Segment Reporting Asset Balances
Total Long-Lived Assets	4,306,251				1,343,890				4,306,251	1,343,890
Total Assets	4,609,042				1,462,623				4,609,042	1,462,623
Investment Management
Segment Reporting Information Profit Loss
Revenues									223,180	242,647	191,890
Operating expenses									(207,050)	(157,572)	(133,683)
Other, net									3,878	2,695	2,559
Provision for income taxes									(2,771)	(34,971)	(23,660)
Income from continuing operations attributable to W.P. Carey									17,237	52,799	37,106
Segment Reporting Asset Balances
Total Long-Lived Assets	69,258				70,369				69,258	70,369
Total Assets	124,221				128,557				124,221	128,557
Real Estate Ownership
Segment Reporting Information Profit Loss
Revenues									145,685	81,475	65,289
Operating expenses									(102,321)	(39,264)	(30,593)
Interest expense									(50,290)	(21,675)	(15,539)
Other, net									83,436	82,911	30,131
Provision for income taxes									(4,012)	(2,243)	(2,192)
Income from continuing operations attributable to W.P. Carey									72,498	101,204	47,096
Segment Reporting Asset Balances
Total Long-Lived Assets	4,236,993				1,273,521				4,236,993	1,273,521	1,034,745
Total Assets	$ 4,484,821				$ 1,334,066				$ 4,484,821	$ 1,334,066	$ 1,048,405